Information about financial instruments	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Information about financial instruments	Information about financial instrumentsFinancial instruments at fair value
The Company uses financial instruments, including derivatives such as foreign currency forward and options contracts, to reduce the foreign exchange risk on cash flows from firm and highly probable commitments denominated in euros.
The following tables present fair values of foreign currency derivative financial instruments at December 31, 2019 and 2020. There was no foreign currency derivative financial instrument outstanding at December 31, 2018.

	At December 31, 2019
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S dollars)	€3,000	$46
Options (buy euros, sell U.S. dollars)	—	—
Total	€3,000	$46

	At December 31, 2020
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€2,250	$84
Options (buy euros, sell U.S. dollars)	—	—
Total	€2,250	$84
The fair value of foreign currency related derivatives is included in the Consolidated Statement of Financial Position in "Other receivables" at December 31, 2019 and 2020. The earnings impact of cash flow hedges relating to forecasted operating expense transactions is reported in operating expense. Realized and unrealized gains and losses on these instruments deemed effective for hedge accounting are deferred in accumulated other comprehensive income until the underlying transaction is recognized in earnings or the instruments are designated as hedges.
During the year ended December 31, 2020, the Company recorded a gain of $31,000 (gain of $57,000 and loss of $69,000 for the years ended December 31, 2019 and 2018, respectively) in other comprehensive income (loss) related to the effective portion of the change in fair value of its cash flow hedges. During the year ended December 31, 2018 and 2020, the amount reclassified from other comprehensive income to Consolidated Statement of Operations was a gain of $53,000 and $150. As there was no derivative financial instrument outstanding at December 31, 2018, no amount was reclassified from other comprehensive income in the year ended December 31, 2019.
There was no ineffective portion of hedging instruments in the years ended December 31, 2018, 2019 and 2020.
The derivatives have maturity dates of less than 12 months. Management believes counterparty risk on financial instruments is minimal since the Company deals with major banks and financial institutions.
At December 31, 2020, the Company holds $339,000 in currencies other than the U.S. dollar compared with $396,000 at December 31, 2019 and $7,675,000 at December 31, 2018 (See Note 11). The amount received from the BPI loan in May 2020 and the 2020 research tax credit financing were denominated in euros. At December 31, 2020, the Company has loans denominated in euros for a principal amount of $25,444,000 ($21,067,000 and $21,383,000 at December 31, 2019 and 2018, respectively).
Financial risk management objectives and policies
The Company’s principal financial liabilities comprise trade payables (current and non-current), lease liabilities, interest-bearing receivables financing, government loans, convertible debt and venture debt. The Company has various financial assets such as trade receivables, deposits and cash and cash equivalents, which arise directly from its operations, as well as from capital increases.
The main risks arising from the Company’s financial instruments are foreign currency risk, credit risk, interest rate risk and cash flow liquidity risk. The Board of Directors reviews and agrees policies for managing each of these risks which are summarized below.
Foreign currency risk
The Company faces the following foreign currency exposures:
•Operating activities, when revenues or expenses are denominated in different currencies from the functional currency of the entity carrying out these transactions.
•Venture debt and government loans are denominated in euros, and lease liabilities are denominated in different currencies while the functional currency of the entity carrying out these transactions is the U.S. dollar.
•Non-derivative monetary financial instruments that are denominated and settled in a currency different from the functional currency of the entity which holds them.
Nearly 100% of total revenues and approximately 93% of total cost of sales are denominated in U.S. dollars. However, as a result of significant headcount and related costs from operations in France, which are denominated and settled in euros (the “structural costs”), the Company has transactional currency exposures which can be affected significantly by movements in the US dollar/euro exchange rates. Approximately 51% of operating expense is denominated in euros. (See Note 20.2 regarding hedging arrangements). If there were a 10% increase or decrease in exchange rate of the U.S. dollar to the euro, as measured using the Company's 2020 weighted average exchange rate of one euro = $1.1325, the Company estimates the impact, in absolute terms, on operating expenses and on financial liabilities for the year ended December 31, 2020 would have been approximately $5.0 million.
Credit risk
It is the Company’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures and as such are considered to have low credit risk at initial recognition. The Company has subscribed to a credit insurance policy which provides assistance in determining credit limits and collection, in addition to some coverage of uncollectible amounts. In addition, receivable balances are monitored on an ongoing basis. There is a rebuttable presumption in IFRS 9 that the credit risk on a financial asset has increased significantly since initial recognition when contractual payments are more than 30 days past due. The Company considers that credit risk has not increased significantly on its outstanding not impaired trade receivables since initial recognition. The Company considers events of default based on the specific facts and circumstances relevant to the outstanding amount.
The following table summarizes customers representing a significant portion of the Company’s total revenue:

Customer	Customer Location	% of total revenues for the year ended December 31,			Trade receivables at December 31,
		2020	2019	2018	2020	2019	2018
A	South Korea	45%	22%	—%	$5,209,000	$2,680,000	$—
B	Taiwan	20%	27%	32%	4,767,000	1,383,000	5,881,000
C	United States of America	18%	7%	—%	—	—	—
D	Taiwan	Less than 10%	10%	Less than 10%	544,000	1,745,000	1,138,000
E	China	—%	Less than 10%	13%	—	—	1,858,000
With respect to credit risk arising from the other financial assets, which comprise cash and cash equivalents, the Company’s exposure to credit risk arises from default of the counterparty, with a maximum exposure equal to the carrying amount of these instruments. Nearly all cash and cash equivalents are held in France at three large and international banks.
Vendor concentration risk
Access to foundry capacity is critical to the Company’s operations as a fabless semiconductor company. The Company depends on a sole independent foundry in Taiwan to manufacture its semiconductor wafers. The Company works with three vendors for manufacturing and testing chipsets and three vendors for assembling modules, but typically works with one dedicated vendor per product.
Liquidity risk
The Company monitors its risk of a shortage of funds using a cash flow planning tool. This tool considers the maturity of both its financial investments and financial assets (e.g. accounts receivables, other financial assets) and projected cash flows from operations.
The following table includes our contractual obligations, including interest, for existing financial liabilities as of the following dates:

	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
	(in thousands)
At December 31, 2018
Research project financing	$238	$973	$2,043	$1,687	$375	$73	$5,389
Interest-bearing receivables financing	10,295	—	—	—	—	—	10,295
Government loans	499	487	475	234	—	—	1,695
Convertible debt	—	7,863	23,357	—	—	—	31,220
Venture debt	2,057	6,158	6,158	2,396	—	—	16,769
Trade payables	9,412	—	—	—	—	—	9,412
Other current liabilities	4,654	—	—	—	—	—	4,654
	$27,155	$15,481	$32,033	$4,317	$375	$73	$79,434
At December 31, 2019
Research project financing	$739	$2,252	$2,601	$368	$72	$—	$6,032
Interest-bearing receivables financing	4,068	—	—	—	—	—	4,068
Government loans	478	466	229	—	—	—	1,173
Convertible debt	7,863	26,792	6,124	—	—	—	40,779
Venture debt	6,042	6,042	2,351	—	—	—	14,435
Lease liabilities	1,147	832	973	980	965	1,307	6,204
Trade payables	8,834	1,000	250	—	—	—	10,084
Other current liabilities	4,540	—	—	—	—	—	4,540
	$33,711	$37,384	$12,528	$1,348	$1,037	$1,307	$87,315
At December 31, 2020
Research project financing	$1,944	$2,387	$1,828	$425	$—	$—	$6,584
Interest-bearing receivables financing	14,228	—	—	—	—	—	14,228
Government loans	1,536	1,851	1,319	1,287	1,256	412	7,661
Convertible debt (1)	—	—	—	35,506	—	—	35,506
Venture debt	6,600	2,568	—	—	—	—	9,168
Lease liabilities	1,777	2,027	1,407	1,184	1,177	359	7,931
Trade payables	15,701	250	—	1,430	—	—	17,381
Other current liabilities	8,386	—	—	—	—	—	8,386
	$50,172	$9,083	$4,554	$39,832	$2,433	$771	$106,845
(1) Based on the existing contractual terms as of December 31, 2020 and assuming the Company's options to extend maturity dates are exercised. See Note 23 regarding the conversion of part of the convertible note issued April, 2015.
The Company’s liquidity risk for the next 12 months is described in note 2.1. The term of agreements with strategic partners which gave rise the contract liability recorded in the amount of $14,735,000 and $16,334,000 as of December 31, 2020 and 2019, respectively, are described under note 18.
Capital management
The primary objective of the Company’s capital management is to continue to execute according to its business plans and budgets in order to achieve profitability and positive cash flow, and to maximize shareholder value.
Changes in liabilities arising from financing activities, including government grants

(in thousands)	January 1, 2018	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment	Other(1)	December 31, 2018
Government grant advances and loans	$6,622	985	(250)	151	—	(1,146)	$6,362
Convertible debt	$17,063	3,202	—	4,435	(3,630)	(1,347)	$19,723
Venture debt	$—	13,369	(243)	327	—	(819)	$12,634
Interest-bearing financing of receivables	$7,413	2,882	—	—	—	—	$10,295
Total	$31,098	20,438	(493)	4,913	(3,630)	(3,312)	$49,014

(in thousands)	January 1, 2019 *	Cash flows	Foreign exchange movement	Accrued interest	Other(1)	December 31, 2019
Government grant advances and loans	$6,362	1,006	(112)	220	145	$7,621
Convertible debt	$19,723	7,967	—	5,844	(2,863)	$30,671
Venture debt	$12,634	(2,010)	(240)	1,796	—	$12,180
Lease liabilities	$4,623	(1,922)	49	622	732	$4,104
Interest-bearing financing of receivables	$10,295	(6,227)	—	—	—	$4,068
Total	$53,637	(1,186)	(303)	8,482	(1,986)	$58,644
* Restated to reflect the impact of the adoption of IFRS 16 Leases

(in thousands)	January 1, 2020	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2020
Government grant advances and loans	$7,621	5,910	1,392	364	—	(217)	$15,070
Convertible debt	$30,671	2,050	—	7,902	(16,008)	1,459	$26,074
Venture debt	$12,180	(6,105)	750	1,451	—	—	$8,276
Lease liabilities	$4,104	(1,221)	363	780	—	1,750	$5,776
Interest-bearing financing of receivables	$4,068	9,914	175	71	—	—	$14,228
Total	$58,644	10,548	2,680	10,568	(16,008)	2,992	$69,424
(1) Amounts included in Other for 2018 and 2019 mainly represent the amounts recorded in equity related to the issuance of debt with an equity component, the reduction of grants as the corresponding expense is incurred and new grants to be received. In 2019 and 2020, Other includes as well as additions in lease liabilities, which are non-cash. In 2020, Other includes the liability component and the fair value of the embedded option of the convertible debts converted during the year.
Financial assets and liabilities

	Carrying amount			Fair value
	December 31,			December 31,
	2018	2019	2020	2018	2019	2020
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables and contract assets	$15,884	$9,977	$17,648	$15,884	$9,977	$17,648
Deposits and other receivables
Deposits	394	401	466	394	401	466
Other financial assets
Long-term investments	337	335	386	337	335	386
Financial instruments at fair value through other comprehensive income
Cash flow hedges	—	46	84	—	46	84
Cash, cash equivalents and short-term investments	12,086	14,098	18,474	12,086	14,098	18,474
Total financial assets	$28,701	$24,857	$37,058	$28,701	$24,857	$37,058
Total current	$27,970	$24,121	$36,206	$27,970	$24,121	$36,206
Total non-current	$731	$736	$852	$731	$736	$852
Financial liabilities:
Lease liability	—	4,104	5,776	—	4,104	5,776
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	10,295	4,068	14,228	10,295	4,068	14,228
Convertible debt	19,723	30,671	26,074	19,708	30,706	26,074
Venture debt	12,634	12,180	8,276	12,634	12,180	8,276
Government loans	1,431	1,002	6,920	1,431	1,002	6,920
Research project financing	4,688	5,696	6,473	4,688	5,696	6,473
Convertible debt embedded derivative	—	—	12,395	—	—	12,395
Trade and other payables (current and non current)	9,412	9,973	16,552	9,412	9,973	16,552
Total financial liabilities	$58,183	$67,694	$96,694	$58,168	$67,729	$96,694
Total current	$21,160	$27,363	$40,221	$21,160	$27,328	$40,221
Total non-current	$37,023	$40,331	$56,473	$37,008	$40,401	$56,473
The carrying values of current financial instruments (cash and cash equivalents, short-term investments, trade receivables and trade and other payables, and interest-bearing receivables financing) approximate their fair values, due to their short-term nature.
Long-term investments are primarily related to a bank guarantee secured by pledges of investments in money market funds issued in favor of the owners of leased office space to secure annual lease payments by the Company for its office space in Colombes.
Government loans received from the financial agency of the French government were recorded as financial instruments in compliance with IAS 20 Accounting for Government Grants and Disclosure of Government Assistance.
The use of different estimations, methodologies and assumptions could have a material effect on the estimated fair value amounts. The methodologies are as follows:
•Cash, cash equivalents, short-term investments, accounts receivable, accounts payable, other receivable and accrued liabilities: due to the short-term nature of these balances, carrying amounts approximate fair value.
•Long-term investments are composed of debt-based mutual funds with traded market prices. Their fair values amounted to $337,000, $335,000 and $386,000 at December 31, 2018, 2019 and 2020, respectively. The carrying amounts approximate fair value measured based on significant observable input (Level 2).
•Foreign exchange forward and option contracts: the fair values of foreign exchange forward and option contracts were calculated using the market price that the Company would pay or receive to settle the related agreements, by reference to published exchange rates (Level 2).
•At December 31, 2018 and 2019, fair value of the debt components of convertible notes was calculated using the effective interest rate of the debt component of the last issued convertible notes in 2019 and amounted to $19,708,000 and $30,706,000, respectively. At December 31, 2020, the carrying amount of the debt components of convertible notes approximates fair value, because, with the amendment of the convertible notes in March 2020, the existing notes were extinguished and new notes issued with effective interest rate at the amendment date. There was no change in the fair value since the amendment date (Level 2).
•As described under Note 14.1, the fair value of the embedded derivative related to the convertible debt is recalculated at the end of each reporting period. The fair value measured is based on significant observable input (Level 2).
•Interest-bearing receivable financing, government loans, research project financing and venture debt: carrying amounts approximate fair value.
Fair Value Hierarchy
The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:
•Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities
•Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly
•Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data
As at December 31, 2018, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2018	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$337	—	$337	—

As at December 31, 2019, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2019	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$335	—	$335	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$46	—	$46	—
As at December 31, 2020, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2020	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	386	—	386	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	84	—	84	—
Liabilities measured at fair value

	At December 31,
	2020	Level 1	Level 2	Level 3
	(in thousands)
Convertible debt embedded derivative	12,395	—	12,395	—

As of December 31, 2019 and 2018, there were no liabilities measured at fair value.